Huber Capital Mid Cap Value Fund
Huber Capital Mid Cap Value Fund
Investment Objective
The Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Huber Capital Mid Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Huber Capital Mid Cap Value Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)(2)		4.41%	4.26%
Shareholder Servicing Plan Fee		0.25%	0.10%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		5.67%	5.27%
Less: Fee Waiver and Expense Reimbursement	[3]	(4.16%)	(4.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.51%	1.11%
[1]	The Mid Cap Value Fund's "Distribution and Service (Rule 12b-1) Fees" may accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of the fee is currently set at 0.00% through at least February 27, 2017, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").
[2]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year. AFFE are the indirect costs of investing in other investment companies.
[3]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Value Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes and extraordinary expenses) do not exceed 1.50% of average daily net assets of the Investor Class shares and 1.10% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Huber Capital Mid Cap Value Fund - USD ($)	1 Year	3 Years
Investor Class	154	1,319
Institutional Class	113	1,205

Portfolio Turnover.
The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
Under normal market conditions, the Mid Cap Value Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized capitalization U.S. companies (“mid cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers mid cap companies to be those with a market capitalization range that is consistent with the market capitalization range of the Russell Midcap® Value Index.  As of its most recent reconstitution date, May 29, 2015, the market capitalization range of the Russell Midcap® Value Index was between $1.2 billion to $27.8 billion.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.

The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined; bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser’s decision to sell portfolio securities is based on valuation, risk and portfolio guidelines.  As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Value Fund.  The following additional risks could affect the value of your investment:

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Market Risk.  The value of the Mid Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

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Management Risk.  The Mid Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

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Equity Risk.  The equity securities held by the Mid Cap Value Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities generally have greater price volatility than fixed income securities.

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Mid Cap Company Risk.  A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

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Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Mid Cap Value Fund may underperform other funds that use different investing styles.

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Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

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Foreign Securities and Emerging Markets Risk.   Investments in foreign securities and emerging markets are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Mid Cap Value Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

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ADR Risk.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

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Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Mid Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

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Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Mid Cap Value Fund to sell these securities.

—	New Fund Risk. The Mid Cap Value Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Who May Want to Invest in the Fund?

The Mid Cap Value Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

—	Can accept greater risks of investing in a portfolio with common stock holdings.

Performance
When the Mid Cap Value Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).